Document and entity information	12 Months Ended
Dec. 31, 2024 shares
Document and entity information
Document Type	20-F
Document registration statement	false
Document annual report	true
Document period end date	Dec. 31, 2024
Current fiscal year end date	--12-31
Document fiscal year focus	2024
Document transition report	false
Document shell company report	false
Entity file number	001-40552
Entity registrant name	NYXOAH SA
Entity incorporation state country code	C9
Entity address, address line One	Rue Edouard Belin 12
Entity address, postal zip code	1435
Entity address, city or town	Mont-Saint-Guibert
Entity address, country	BE
Security 12b title	Ordinary Share, no nominal value per share
Trading symbol	NYXH
Security exchange name	NASDAQ
Entity common stock shares outstanding	37,427,265
Entity well know seasoned issuer	No
Entity voluntary filers	No
Entity current reporting status	Yes
Entity interactive data current	Yes
Entity filer category	Accelerated Filer
Entity emerging growth company	true
Entity ex transition period	false
Icfr auditor attestation flag	false
Document accounting standard	International Financial Reporting Standards
Entity shell company	false
Auditor Firm ID	1467
Auditor Name	EY Réviseurs d’Entreprises/ EY Bedrijfsrevisoren SRL/BV
Auditor Location	Diegem, Belgium
Document fiscal period focus	FY
Entity central index key	0001857190
Amendment flag	false
Document Financial Statement Error Correction [Flag]	false
Business contact
Document and entity information
Entity address, address line One	Rue Edouard Belin 12
Entity address, postal zip code	1435
Entity address, city or town	Mont-Saint-Guibert
Entity address, country	BE
Contact personnel name	Olivier Taelman
City Area Code	32
Local phone number	10 22 23 55
Contact personnel email address	Olivier.Taelman@nyxoah.com